CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Apr. 01, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 210,847	$ 186,301			$ 156,478
Restricted cash	4,574	5,228			4,831
Accounts receivable-net of allowance of $5,946 and $7,773	130,869	143,362			130,605
Prepaid expenses	12,747	12,778			15,679
Taxes receivable	10,249	11,992			14,337
Other current assets	14,076	15,368			10,025
Total current assets	383,362	375,029			331,955
PROPERTY AND EQUIPMENT-NET	169,559	170,896			172,164
GOODWILL	1,505,107	1,503,245	$ 75,782		1,430,837	$ 1,429,521
IDENTIFIABLE INTANGIBLE ASSETS-NET	464,163	478,852			526,183
DEFERRED INCOME TAXES-NET	8,957	8,893			9,221
OTHER LONG-TERM ASSETS	41,225	41,092			43,355
TOTAL	2,625,766	2,578,007			2,513,715
CURRENT LIABILITIES:
Accounts payable	90,110	94,993			95,587
Accrued expenses	54,035	66,569			37,059
Income taxes payable	12,064	10,502			7,946
Short-term debt-net	6,418	6,481			14,271
Deferred revenue	172,137	167,550			149,108
Total current liabilities	334,764	346,095			303,971
LONG-TERM DEBT-NET	1,744,274	1,750,990			1,793,460
DEFERRED INCOME TAXES-NET	31,880	24,595			19,131
UNCERTAIN TAX POSITIONS	43,843	42,701			63,208
OTHER LONG-TERM LIABILITIES	9,733	26,961			39,548
Total liabilities	2,217,463	2,191,342			2,219,318
REDEEMABLE PREFERRED STOCK:
Redeemable preferred stock, $0.01 par value, 900,000 shares authorized, 677,484 and 606,910 shares outstanding at December 31, 2021 and 2020 (aggregate liquidation preference of $685,350 and $613,957, respectively).	704,197	685,350
STOCKHOLDERS' DEFICIT:
Common Stock, $0.01 par value: 185.0 million shares authorized; 153.5 million shares issued and 153.3 million shares outstanding as of December 31, 2021 and 2020, respectively.	1,533	1,533			1,533
Additional paid-in capital	916,492	933,569			998,487
Accumulated deficit	(1,179,901)	(1,203,440)			(1,320,508)
Accumulated other comprehensive loss	(82,281)	(78,403)			(46,800)
Total Griffey Global Holdings, Inc. stockholders' deficit	(344,157)	(346,741)			(367,288)
Noncontrolling interest	48,263	48,056			47,728
Total stockholders' deficit	(295,894)	(298,685)		$ (319,836)	(319,560)	(258,970)
TOTAL	2,625,766	2,578,007			2,513,715
Redeemable Preferred Stock
REDEEMABLE PREFERRED STOCK:
Redeemable preferred stock, $0.01 par value, 900,000 shares authorized, 677,484 and 606,910 shares outstanding at December 31, 2021 and 2020 (aggregate liquidation preference of $685,350 and $613,957, respectively).	$ 704,197	$ 685,350		$ 630,842	$ 613,957	$ 549,837